17010683

Nasdaq Stock Market

William Slattery, CFA
Vice President
Listing Qualifications

Received SEC
JUL 26 2017
Washington, DC 20549
CERT NAS
File No. 001-38166

By Electronic Mail

July 26, 2017

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

This is to certify that on July 25, 2017 The Nasdaq Stock Market (the "Exchange") received from Industrea Acquisition Corp. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following securities:

Units, each consisting of one share of Class A common stock and one warrant

Class A common stock, par value $0.0001 per share

Warrants, each warrant exercisable for one share of Class A common stock at an exercise price of $11.50 per share

We further certify that the securities described above have been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking effectiveness of the Form 8-A 12(b) concurrently with effectiveness of its 1933 Act Registration Statement, and we hereby join in such request.

Sincerely,

William Slattery